Employee Benefits	12 Months Ended
Mar. 31, 2024
Employee Benefits [Abstract]
Employee benefits
24.	Employee benefits

The full-time employees of the Company’s subsidiaries and VIEs that are incorporated in the PRC are entitled to staff welfare benefits including medical insurance, basic pensions, unemployment insurance, work injury insurance, maternity insurance and housing funds. These companies are required to contribute to these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations and charge the amount contributed to these benefits to the consolidated statements of operations and comprehensive loss. The Company has no legal obligation for the benefits beyond the contribution made. The PRC government is responsible for the welfare and medical benefits and ultimate pension liability to these employees. The total amounts charged to the consolidated statements of operations and comprehensive loss for such employee benefits amounted to RMB7 million, RMB9 million and RMB8 million for the years ended March 31, 2022, 2023 and 2024, respectively.